Sales (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas
(a)

The Group’s sales are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	530,103	533,765	702,962
America - other than Peru	169,239	178,724	145,988
Asia	59,308	36,796	23,637
Europe	55,107	33,412	51,803
	813,757	782,697	924,390
Services -
Peru	12,884	22,095	20,936
America - other than Peru	—	127	96
Europe	—	—	20
	12,884	22,222	21,052
Royalties -
Peru	—	1,381	15,928

	826,641	806,300	961,370

Revenues by type of good or services:
Sales by metal -
Copper	466,558	367,278	340,522
Gold	279,731	299,747	262,676
Silver	196,340	157,923	316,930
Zinc	46,620	107,486	143,580
Lead	21,401	32,951	51,907
Manganese sulfate	—	361	4,976
Antimony	—	28	—
	1,010,650	965,774	1,120,591
Commercial deductions, note 2.4(q)	(196,893)	(183,077)	(196,201)
Sales of goods, note 20(b)	813,757	782,697	924,390
Sales of services, note 20(b)	12,884	22,222	21,052
Royalties income, note 20(b)	—	1,381	15,928
Total revenue from contracts with customers	826,641	806,300	961,370

Revenues by type of recognition:
Goods transferred at a point in time	813,757	782,697	924,390
Services transferred over time	12,884	22,222	21,052
Royalties at a point of time	—	1,381	15,928
	826,641	806,300	961,370

See related accounting policies in Note 2.4(p).

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	813,757	782,697	924,390
Hedge operations, note 34(a)	6,056	12,774	(51,952)
Adjustments to prior period liquidations	(450)	(920)	(5,137)
Fair value of accounts receivables	(8,402)	6,648	(3,831)
Sale of goods	810,961	801,199	863,470
Sale of services, note 20(a)	12,884	22,222	21,052
Royalty income, note 20(a)	—	1,381	15,928

	823,845	824,802	900,450

Sociedad Minera Cerro Verde S.A.A.
Disclosure of associates [line items]
Schedule of revenue by type of products

	For the year ended		For the year ended		For the year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	891,451	3,219,033	866,703	3,120,448	794,205	3,421,871
Copper cathode	101,617	394,809	101,368	404,115	91,802	394,256
Other (primarily silver and molybdenum concentrate)		529,386		450,732		383,321

Total revenues		4,143,228		3,975,295		4,199,448

Schedule of net sales by geographic region

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
	US$(000)	US$(000)	US$(000)

Asia	3,083,051	3,229,797	3,223,191
North America	547,934	386,768	429,330
Europe	401,512	165,871	314,425
South America (primarily Peru)	110,731	192,859	232,502

Total sales	4,143,228	3,975,295	4,199,448